Share-Based Payments - Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance BSA 2010 (Detail) - BSA2010 [member]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	500	500	610	1,044
Exercisable	500	500	610